GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class B, Class C, Institutional, Service,

Class IR and Class R Shares (as applicable) of the

Goldman Sachs Balanced Strategy Portfolio

Goldman Sachs Growth and Income Strategy Portfolio

Goldman Sachs Growth Strategy Portfolio

Goldman Sachs Equity Growth Strategy Portfolio

Goldman Sachs Satellite Strategies Portfolio

(the “Portfolios”)

Supplement dated October 3, 2014 to the

Prospectus (the “Prospectus”) and the Statement of Additional Information (“SAI”)

dated April 30, 2014

Effectively immediately, Steve Jeneste no longer serves as a portfolio manager for the Portfolios and James Park will serve as a portfolio manager for the Portfolios.

Accordingly, effective immediately, the Portfolios’ disclosure is modified as follows:

All references to Mr. Jeneste in the Prospectus and SAI are removed.

The following replaces in its entirety the “Portfolio Managers” subsections in the “Goldman Sachs Balanced Strategy Portfolio—Summary—Portfolio Management” section, the “Goldman Sachs Growth and Income Strategy Portfolio—Summary—Portfolio Management” section, the “Goldman Sachs Growth Strategy Portfolio—Summary—Portfolio Management” section, and the “Goldman Sachs Equity Growth Strategy Portfolio—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: William Fallon, Ph.D., Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Macro Alpha Strategies, has managed the Portfolio since 2009; Nicholas Chan, CFA, Vice President, has managed the Portfolio since 2006; and James Park, Managing Director, has managed the Portfolio since 2014.

The following replaces in its entirety the “Portfolio Managers” subsection in the “Goldman Sachs Satellite Strategies Portfolio—Summary—Portfolio Management” section of the Prospectus:

Portfolio Managers: William Fallon, Ph.D., Managing Director, Chief Investment Officer of Quantitative Investment Strategies—Macro Alpha Strategies, has managed the Portfolio since 2009; Nicholas Chan, CFA, Vice President, has managed the Portfolio since 2007; and James Park, Managing Director, has managed the Portfolio since 2014.

The following row is added to the table under the Quantitative Investment Strategies (“QIS”) Team in the “Service Providers—Portfolio Managers” section of the Prospectus:

Name and Title	Years Primarily Responsible Since	Five Year Employment History
James Park, Managing Director	2014	Mr. Park joined the Investment Adviser as a member of the QIS team in 2004. He is a senior member of the QIS research and portfolio management team.

This Supplement should be retained with your

Prospectus and SAI for future reference.

FFPMSTK 10-14